UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/08

Date of reporting period:	04/30/08

Item 1. Reports to Stockholders.

April 30, 2008

Semi Annual Report

Institutional Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Supplemental Information

Proxy Voting and Form N-Q Information	17

Expense Examples	17

Portfolio Holdings	18

Trustee and Officer Information	19

Advisory Contract Renewal	22

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Institutional
Funds

Call Victory at:

866-689-6999

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

2008 began in very disappointing fashion with negative returns in all major market indices and the near-term outlook for the equity market remains challenging. The slowdown in domestic economic growth has accelerated and turmoil in the credit market continues. The consumer continues to be squeezed by the combination of eroding home equity values, lower stock prices, higher energy and food prices, and rising unemployment. Rising headline inflation, declining earnings, and continued elevated market volatility round out the litany of issues facing investors.

Swift and creative action by the Federal Reserve and an economic stimulus plan announced by the U.S. Government were not enough to prevent the decline, but did provide some confidence that every attempt is being taken to stabilize markets.

While the short-term outlook for stocks is clouded, underlying investment fundamentals may not be as bad as the headlines suggest. We continue to believe that aggressive fiscal policy, coupled with the diligence of the Federal Reserve, ultimately stimulate consumer spending and provide the necessary incentives for corporations to continue investing in their businesses. Other positive indications include:

• Traditional government spending is expected to remain healthy

• Consumer Price Index (CPI) increases have been relatively modest

• Earnings growth is expected to turn positive in the second half of the year

• Traditionally the equity market has responded favorably after periods of monetary easing

The real key to our optimistic outlook, however, is the market's valuation. Currently, the S&P 500 Index is trading near the low point of its historical ten-year price-to-earnings ratio. Valuation levels are even more compelling using interest rate based valuation models.

We believe strongly that the market's current valuation should prove rewarding to investors willing to tolerate the near-term challenges. Our expectation is further bolstered by strong growth from the export driven sectors of the economy, which are benefiting from continued strong international economic growth and the weak dollar. Given the weakening economy, slowing earnings growth and ongoing market volatility, the market's tolerance for risk continues to decrease. This should benefit the shares of the higher-quality companies found throughout our portfolios.

Thus, at Victory, we remain positive on the longer term outlook for the equity market, albeit recognizing the near term risks. We continue to develop solutions responsive to the needs of our markets and aggressively implement our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we extend our thanks to David Brown for his service as President of the Victory Funds. David resigned as President of the Victory Funds in May in conjunction with his appointment to the Victory Portfolios Board of Trustees. We also welcome two new Trustees to the Victory Portfolios, Thomas Bunn and John Kelly. We continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

Mike Policarpo

President

The Victory Institutional Funds

The Victory Institutional Funds  Schedule of Portfolio Investments
Institutional Diversified Stock Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.6%)
BNP Paribas Finance, Inc., 2.47% (a), 5/1/08	$16,263	$16,263
Total Commercial Paper (Amortized Cost $16,263)		16,263
Common Stocks (96.7%)
Banks (6.0%):
Bank of America Corp.	319,250	11,984
JPMorgan Chase & Co.	225,414	10,741
Wells Fargo Co.	149,200	4,439
		27,164
Beverages (6.1%):
Coca-Cola Co.	139,325	8,202
Diageo PLC, ADR	112,900	9,246
PepsiCo, Inc.	151,214	10,363
		27,811
Biotechnology (3.6%):
Amgen, Inc. (b)	165,500	6,930
Genentech, Inc. (b)	140,387	9,574
		16,504
Brokerage Services (3.1%):
Charles Schwab Corp.	651,674	14,076
Building Materials (0.7%):
USG Corp. (b)	95,751	3,381
Chemicals (1.1%):
PPG Industries, Inc.	81,416	4,997
Computers & Peripherals (10.4%):
Apple Computer, Inc. (b)	101,600	17,673
Cisco Systems, Inc. (b)	539,000	13,820
Dell, Inc. (b)	105,675	1,969
EMC Corp. (b)	907,100	13,969
		47,431
Cosmetics & Toiletries (2.4%):
Estee Lauder Cos., Class A	98,950	4,513
Procter & Gamble Co.	94,354	6,327
		10,840
Engineering (1.5%):
Foster Wheeler Ltd. (b)	106,091	6,757
Financial Services (0.6%):
Citigroup, Inc.	106,600	2,694
Health Care (0.2%):
Medtronic, Inc.	16,341	796
Home Builders (0.2%):
Toll Brothers, Inc. (b)	38,225	865

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Insurance (1.1%):
American International Group, Inc.	111,016	$5,129
Internet Business Services (2.9%):
Google, Inc., Class A (b)	22,800	13,094
Internet Service Provider (0.7%):
Yahoo!, Inc. (b)	118,216	3,240
Investment Companies (2.1%):
Invesco Ltd.	194,308	4,984
The Blackstone Group LP	256,100	4,781
		9,765
Manufacturing — Diversified (1.9%):
Siemens AG, Sponsored ADR	72,700	8,611
Manufacturing — Miscellaneous (2.3%):
3M Co.	137,925	10,607
Mining (4.3%):
Barrick Gold Corp.	170,656	6,591
Newmont Mining Corp.	292,700	12,940
		19,531
Oil & Gas Exploration — Production & Services (3.5%):
Chesapeake Energy Corp.	210,075	10,861
XTO Energy, Inc.	84,584	5,232
		16,093
Oil Companies — Integrated (1.3%):
Hess Corp.	58,100	6,170
Oilfield Services & Equipment (12.6%):
BJ Services Co.	223,099	6,307
Halliburton Co.	457,870	21,021
National-Oilwell Varco, Inc. (b)	102,400	7,009
Schlumberger Ltd.	230,581	23,185
		57,522
Pharmaceuticals (6.9%):
Johnson & Johnson	217,400	14,585
Merck & Co., Inc.	335,200	12,751
Pfizer, Inc.	208,850	4,200
		31,536
Radio & Television (1.4%):
Comcast Corp., Class A	302,800	6,223
Retail (0.6%):
Target Corp.	48,770	2,591
Retail — Department Stores (0.5%):
Kohl's Corp. (b)	48,754	2,382
Retail — Drug Stores (2.6%):
CVS Caremark Corp.	290,200	11,715

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  April 30, 2008

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Specialty Stores (0.5%):
Tiffany & Co.	56,650	$2,467
Semiconductors (5.5%):
Intel Corp.	639,650	14,238
Maxim Integrated Products, Inc.	214,880	4,519
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	582,449	6,547
		25,304
Software & Computer Services (3.7%):
Microsoft Corp.	590,475	16,840
Utilities — Electric (4.2%):
Duke Energy Corp.	64,038	1,173
Exelon Corp.	154,029	13,166
Public Service Enterprise Group, Inc.	106,233	4,665
		19,004
Utilities — Telecommunications (2.2%):
Verizon Communications, Inc.	262,265	10,092
Total Common Stocks (Cost $430,248)		441,232
Investment Companies (0.0%)
Bank of New York Cash Reserve Fund, 0.05% (c)	50,440	50
Total Investment Companies (Cost $50)		50
Total Investments (Cost $446,561) — 100.3%		457,545
Liabilities in excess of other assets — (0.3)%		(1,352)
NET ASSETS — 100.0%		$456,193

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Rate disclosed is the one day yield as of 4/30/08.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

Statement of Assets and Liabilities

The Victory Institutional Funds   April 30, 2008

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Institutional Diversified Stock Fund
ASSETS:
Investments, at value (Cost $446,561)	$457,545
Interest and dividends receivable	185
Receivable for capital shares issued	23
Receivable for investments sold	1,089
Prepaid expenses	31
Total Assets	458,873
LIABILITIES:
Payable for investments purchased	2,346
Payable for capital shares redeemed	100
Accrued expenses and other payables:
Investment advisory fees	178
Administration fees	8
Custodian fees	9
Accounting fees	2
Transfer agent fees	17
Trustee fees	3
Other accrued expenses	17
Total Liabilities	2,680
NET ASSETS:
Capital	464,148
Accumulated undistributed net investment income	120
Accumulated net realized losses from investment transactions	(19,059)
Net unrealized appreciation on investments	10,984
Net Assets	$456,193
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	38,560
Net asset value, offering price & redemption price per share	$11.83

See notes to financial statements.

Statement of Operations

The Victory Institutional Funds  For the Six Months Ended April 30, 2008

(Amounts in Thousands)  (Unaudited)

Institutional Diversified Stock Fund
Investment Income:
Interest income	$270
Dividend income	3,360
Total Income	3,630
Expenses:
Investment advisory fees	1,051
Administration fees	47
Accounting fees	14
Custodian fees	21
Transfer agent fees	37
Trustees' fees	16
Legal and audit fees	33
Other expenses	55
Total Expenses	1,274
Net Investment Income	2,356
Realized/Unrealized Losses from Investment Transactions:
Net realized losses from investment transactions	(18,498)
Net change in unrealized appreciation/depreciation on investments	(24,278)
Net realized/unrealized losses from investments	(42,776)
Change in net assets resulting from operations	$(40,420)

See notes to financial statements.

The Victory Institutional Funds   Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Diversified Stock Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,356	$3,076
Net realized gains (losses) from investment transactions	(18,498)	23,057
Net change in unrealized appreciation/depreciation on investments	(24,278)	20,155
Change in net assets resulting from operations	(40,420)	46,288
Distributions to shareholders:
From net investment income	(2,352)	(3,002)
From net realized gains	(21,469)	(3,030)
Change in net assets resulting from distributions to shareholders	(23,821)	(6,032)
Change in net assets from capital transactions	63,749	212,760
Change in net assets	(492)	253,016
Net Assets:
Beginning of period	456,685	203,669
End of period	$456,193	$456,685
Accumulated undistributed net investment income	$120	$116
Capital Transactions:
Proceeds from shares issued	$83,988	$243,668
Dividends reinvested	20,197	4,416
Cost of shares redeemed	(40,436)	(35,324)
Change in net assets from capital transactions	$63,749	$212,760
Share Transactions:
Issued	7,175	18,327
Reinvested	1,608	357
Redeemed	(3,393)	(2,795)
Change in Shares	5,390	15,889

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Diversified Stock Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Period Ended October 31, 2005(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.77	$11.79	$10.19	$10.00
Investment Activities:
Net investment income	0.07	0.15	0.09	0.02
Net realized and unrealized gains (losses) on investments	(1.29)	2.16	1.60	0.19 (b)
Total from Investment Activities	(1.22)	2.31	1.69	0.21
Distributions:
Net investment income	(0.07)	(0.15)	(0.09)	(0.02)
Net realized gains from investments	(0.65)	(0.18)	—	—
Total Distributions	(0.72)	(0.33)	(0.09)	(0.02)
Net Asset Value, End of Period	$11.83	$13.77	$11.79	$10.19
Total Return (c)	(9.16)%	19.87%	16.62%	2.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$456,193	$456,685	$203,669	$42,173
Ratio of expenses to average net assets (d)	0.61%	0.65%	0.61%	0.61%
Ratio of net investment income to average net assets (d)	1.12%	1.21%	0.87%	0.86%
Ratio of expenses to average net assets (d) (e)	0.61%	0.65%	0.69%	1.13%
Ratio of net investment income to average net assets (d) (e)	1.12%	1.21%	0.79%	0.34%
Portfolio turnover	63%	102%	92%	28%

(a)  The Fund commenced operations on June 24, 2005.

(b)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

1.  Organization:

The Victory Institutional Funds (the "Trust") were organized on August 1, 2003, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one fund. The accompanying financial statements and financial highlights are those of the Institutional Diversified Stock Fund (the "Fund").

The Fund is authorized to issue one class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2008, the Fund had no outstanding "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Effective April 30, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable, including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Fund's net assets or result of operations.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADR's by the Fund have been provided for in accordance with each investments applicable country's tax rules and rates.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2008 were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$427,200	$253,460	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Victory Capital Management, Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"), provides investment advisory services to the Fund. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also acts as the Fund's Administrator and Fund Accountant. Under the terms of the Administration and Fund Accountant Agreement, VCM's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million, subject to an annual minimum fee of $25,000 per year for providing administration services. VCM also receives $25,000 per year for providing Fund Accounting Services.

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi") acts as the Fund's sub-administrator and sub-fund accountant. Under the terms of a Sub-Administration Agreement between VCM and Citi, VCM pays Citi for providing these services. The Trust also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi is entitled to fees of $25,000 per year. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 30, 2007, the Distributor was not affiliated with the Adviser but was an affiliate of Citi. Effective November 30, 2007, KeyCorp, an affiliate of the Adviser, acquired the Distributor.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Fund. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's Administrator, Distributor, Investment Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under this plan.

5.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Institutional Diversified Stock Fund	$5,795	$237	$6,032

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amount in thousands):

Distributions Paid From Ordinary Income
Institutional Diversified Stock Fund	$939

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions paid may differ from the Statement of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Gains	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Institutional Diversified Stock Fund	$15,283	$6,302	$21,585	$34,701	$56,286

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

  Notes to Financial Statements — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

The Cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments For Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Institutional Diversified Stock Fund	$450,710	$26,908	$(20,073)	$6,835

6.  Subsequent Event

On May 28, 2008, the Board approved the appointment of KeyBank to serve as the Fund's custodian. KeyBank is expected to commence as custodian to the Fund on or about July 9, 2008. Effective with the commencement of KeyBank as custodian, the custodian fees will be computed at the annual rate of 0.013% of the first $10 billion of the Trust, the Victory Variable Insurance Funds, and the Victory Portfolios (the "Victory Trusts") average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion.

Effective on or about July 9, 2008, an existing Line of Credit agreement between the Victory Variable Insurance Funds, the Victory Portfolios and KeyCorp will also include the Trust. Under the agreement, the Victory Trusts may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each series of the Victory Trusts will pay a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

  Supplemental Information
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-539-3863. The information included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Institutional Diversified Stock Fund	$1,000.00	$908.40	$2.89	0.61%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized

  Supplemental Information — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period* 11/1/07-4/30/08	Expense Ratio During Period** 11/1/07-4/30/08
Institutional Diversified Stock Fund	$1,000.00	$1,021.83	$3.07	0.61%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Annualized

Portfolio Holdings

(As a Percentage of Total Investments)

Victory Institutional Diversified Stock Fund

  Portfolio Holdings

  (As a Percentage of Total Investments)

  Supplemental Information — continued
The Victory Institutional Funds  April 30, 2008

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently nine Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, one portfolio in The Victory Variable Insurance Funds and 20 portfolios in The Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees

Mr. David Brooks Adcock, 56	Trustee	February 2005	General Counsel, Duke University and Duke University Health System.	Hospital Partners of America

Mr. Nigel D. T. Andrews, 61	Vice Chair and Trustee	August 2003	Retired (since 2001).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 56	Trustee	February 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 51	Trustee	February 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Ms. Lyn Hutton, 58	Trustee	August 2003	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

  Supplemental Information — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Dr. Thomas F. Morrissey, 74	Trustee	August 2003	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 67	Trustee	August 2003	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments).	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 63	Chair and Trustee	August 2003	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II, 34	President	May 2008	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004). Corporate Controller Gartmore Global Investments Inc. (June 2000-August 2003).

Mr. Peter W. Scharich, 43	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005)

Mr. Christopher K. Dyer, 46	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 54	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 39	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

  Supplemental Information — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	VP Fund Compliance, Citi (Since July 2006): Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 64	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

  Supplemental Information — continued
The Victory Institutional Funds  April 30, 2008

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement") The Board approved the Agreement on behalf of the Fund at its regular meeting, which was called for that purpose, on December 5, 2007. The Board also considered information relating to the Agreement at a meeting on October 24-25, 2007. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also determined, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Fund for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Fund grows;

• Total expenses of the Fund;

• The Adviser's commitments to operating the Fund at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio and management fee with comparable mutual funds in a peer group compiled by an independent consultant and reviewed by the Adviser. The Board considered the factors and methodology used in the selection of the Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees considered the Fund's small size at approximately $293 million in noting the absence of breakpoints in the advisory fee schedule for the Fund.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that the Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed the following specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

Institutional Diversified Stock Fund:

With respect to the Institutional Diversified Stock Fund, the Board compared the Fund's 0.53% annual management fee to the median management fee for the peer group and considered the fact that the fee was substantially lower than the median management fee of 0.84% for the peer group. The Board also compared the Fund's total annual expense ratio of 0.61% to the median total expense ratio for the peer group and considered the fact that Fund's ratio was significantly lower than the peer group median of 1.06%. The Board then compared the Fund's performance for the one-year period ended July 31, 2007 to that of the peer group for the same period

The Victory Institutional Funds  Supplemental Information — continued

  (Unaudited)

and considered the fact that the Fund outperformed the peer group in the period. The Board noted that the Fund had also outperformed its benchmark index in the period.

Having concluded, among other things, that: (1) the Institutional Diversified Stock Fund's management fee and total annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund had excellent performance during the period reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing portfolio management teams, committing substantial additional resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Continued

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PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	866-689-6999

VIF-IDS-SEMI (4/08)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

(a) Not applicable.

(b)(1) Not applicable

(b)(2) Not applicable

(b)(3) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President

Date	June 27, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 27, 2008

* Print the name and title of each signing officer under his or her signature.